Assets and liabilities from subsidiaries held for sale and discontinued operations	12 Months Ended
Dec. 31, 2022
Discontinued operations
Discontinued operations
4. Discontinued operations

The divestments of Oxiteno and Extrafarma are aligned with Ultrapar's portfolio review. With a more complementary and synergistic businesses, Ultrapar concludes the rationalization phase of its portfolio and will now concentrate on developing investment opportunities in the verticals of energy and infrastructure, with increasing focus on energy transition, leveraged by its portfolio and expertise. In this context, the Company announced the contracts signing described below and, classified these transactions as discontinued operations.

a. Sale of shares of Extrafarma

On August 1, 2022, the transaction was closed, including the fulfillment of all precedent conditions. For further information, see Note 1.b.3.

On December 31, 2022, the Company calculated the result from the conclusion of the transaction, considering the sales revenue, less write-off of the investment, plus transaction costs, as shown below:

Amount
Total value of Extrafarma’s purchase and sale agreement	700,000
Cash/ Net debt on December 31, 2020	(99,897)
Operation sale price	600,103
Estimated working capital and net debt adjustments	121,522
Cost of investment	(1,115,102)
Reversal of impairment (*)	427,529
Provision for indemnities	(9,995)
Transaction costs	(13,282)
Gain on disposal of investments before the effect of cessation of depreciation	10,775
Cessation of depreciation	(27,084)
Loss on disposal of investments after the effect of depreciation	(16,309)
Current income and social contribution taxes	138,298
Deferred income and social contribution taxes	(141,962)
Loss on disposal of investments, net	(19,973)

(*) For more information, see Note 2.v

b. Sale of shares of Oxiteno S.A.

On August 16, 2021, the Company announced the signing of an agreement for the sale of all shares of Oxiteno S.A. to Indorama. On April 1, 2022, the Company announced the conclusion of the transaction after approval by CADE without restrictions. For further information, see Note 1.b.2.

On December 31, 2022, the Company calculated the result from the conclusion of the transaction, considering the sales revenue, less write-off of the investment, plus transaction costs, as shown below:

Amount
Total value of Oxiteno’s purchase and sale agreement	6,994,191
Working capital and net debt adjustments	(13,146)
Proceeds from settlement of intercompany loan held by Oxiteno	(3,980,702)
Adjustment to present value on transaction closing date referring to deferred installment	(81,397)
Revenue from the sale of investments, net of adjustment to present value	2,918,946
Cost of write-off of investment	(2,118,949)
Cumulative translation adjustments, net of cash flow hedging losses, reclassified to the statement of income	(277,045)
Transaction costs	(77,843)
Provision for indemnities	(136,103)
Gain on disposal of investments before the effect of cessation of depreciation	309,006
Cessation of depreciation	(51,372)
Gain on disposal of investments after the effect of depreciation	257,634
Current income and social contribution taxes	(245,478)
Deferred income and social contribution taxes	46,247
Gain on disposal of investments, net	58,403

For further information, see Note 1.b.2.

c. Disclosure of the impacts of IFRS 5 - discontinued operations

The tables of discontinued operation are detailed below and include the profit or loss incurred throughout 2022 and 2021, when applicable. Eliminations refer to intercompany transactions, substantially represented by purchase and sale transactions, effects on the profit or loss of foreign debts contemplating hedging instruments, among others.

c.1 The results and cash flows from discontinued operations for the year  ended December 31, 2022 are shown below:

	Oxiteno	Extrafarma	Eliminations (*)	Ultrapar	12/31/2022
Net revenue from sales and services	2,039,287	1,235,487	(7,241)	-	3,267,533
Cost of products and services sold	(1,580,000)	(912,310)	7,241	-	(2,485,069)
Gross profit	459,287	323,177	-	-	782,464
Selling, marketing and administrative	(201,365)	(438,601)	-	-	(639,966)
Other operating income (expenses), net	10,736	(5,951)	-	241,325	246,110
Operating income (loss)	268,658	(121,375)	-	241,325	388,608
Share of profit (loss) of subsidiaries, joint ventures and associates	(231)	-	-	-	(231)
Income (loss) before financial result and income and social contribution taxes	268,427	(121,375)	-	241,325	388,377
Financial result, net	23,153	(25,059)	54,431	-	52,525
Income (loss) before income and social contribution taxes	291,580	(146,434)	54,431	241,325	440,902
Income and social contribution taxes	(16,924)	20,826	(18,507)	(202,895)	(217,500)
Net effect of cessation of depreciation (i)	51,372	27,084	-	-	78,456
Net income (loss) for the year	326,028	(98,524)	35,924	38,430	301,858

(*) Elimination between continuing and discontinued operations related to the interest on the intercompany loan between Ultrapar International and Oxiteno.

(i) As of January 1, 2022, the depreciation and amortization of assets classified as held for sale ceased, in compliance with item 25 of IFRS 5.

The impact of the proceeds from the sale of Oxiteno in the total amount of R$ 6.2 billion was considered in the statement of cash flows as a continuing operations, comprising the sale of the investment of approximately R$2.3 billion and the receipt of the intercompany loan owed by Oxiteno S.A. to Ultrapar International in the approximate amount of R$3.9 billion.

	Oxiteno	Extrafarma	Eliminations	12/31/2022
Net cash (used in) provided by operating activities	(81,558)	(68,370)	180,478	30,550
Net cash (used in) provided by investing activities	1,011,736	(25,323)	(1,206,603)	(220,190)
Net cash (used in) provided by financing activities	(1,245,754)	40,585	1,026,144	(179,025)
Effect of exchange rate changes on cash and cash equivalents in foreign currency	(19,316)	-	-	(19,316)
Increase (decrease) in cash and cash equivalents	(334,892)	(53,108)	19	(387,981)

c.1.1 In the Parent, the proceeds from the sale of Oxiteno and the share of profit (loss) of investees Oxiteno and Extrafarma, net of transactions with related parties, had an impact of R$ 301,858, classified as income from discontinued operations in the consolidated financial statements.

c.2 The main classes of assets and liabilities classified as held for sale on December 31, 2021 are shown below:

Assets	Oxiteno	Extrafarma	Eliminations(*)	Total
Current assets
Cash and cash equivalents	334,882	53,099	‐	387,981
Financial investments and derivative financial instruments	1,346,552	‐	‐	1,346,552
Trade receivables	993,960	35,743	‐	1,029,703
Inventories	1,671,662	578,206	‐	2,249,868
Recoverable taxes	634,718	62,053	‐	696,771
Other assets	51,829	26,145	(5,035)	72,939
Total current assets	5,033,603	755,246	(5,035)	5,783,814
Non-current assets
Financial investments and derivative financial instruments	492,430	‐	‐	492,430
Related parties	‐	1,674	(1,674)	‐
Deferred income and social contribution taxes	541,756	200,194	‐	741,950
Recoverable taxes	393,723	17,938	‐	411,661
Other assets	10,538	4,136	‐	14,674
	1,438,447	223,942	(1,674)	1,660,715
Investments	36,207	5,000	(22,047)	19,160
Right-of-use assets	31,871	318,183	‐	350,054
Property, plant and equipment	2,787,241	154,663	‐	2,941,904
Intangible assets	160,141	85,129	‐	245,270
Total non-current assets	4,453,907	786,917	(23,721)	5,217,103
Total assets held for sale	9,487,510	1,542,163	(28,756)	11,000,917

Liabilities	Oxiteno	Extrafarma	Eliminations(*)	Total
Current liabilities
Loans, financing and hedge derivative financial instruments	302,154	‐	(62,841)	239,313
Trade payables	493,800	225,487	(1,949)	717,338
Trade payables - reverse factoring	725,246	-	-	725,246
Salaries and related charges	176,941	45,843	-	222,784
Taxes payable	53,988	15,696	-	69,684
Income and social contribution taxes payable	12,415	‐	‐	12,415
Post-employment benefits	3,311	-	-	3,311
Provision for tax, civil and labor risks	2,946	520	-	3,466
Leases payable	11,702	64,312	-	76,014
Other liabilities	68,721	13,249	(13,264)	68,706
Total current liabilities	1,851,224	365,107	(78,054)	2,138,277
Non-current liabilities
Loans, financing and hedge derivative financial instruments	5,728,028	‐	(5,725,594)	2,434
Related parties	2,875	‐	(2,875)	‐
Deferred income and social contribution taxes	12,964	‐	‐	12,964
Post-employment benefits	6,806	287	-	7,093
Provision for tax, civil and labor risks	33,149	2,370	-	35,519
Leases payable	22,786	314,915	-	337,701
Other liabilities	5,341	2,092	-	7,433
Total non-current liabilities	5,811,949	319,664	(5,728,469)	403,144
Total equity	1,824,337	857,392	(2,681,729)	-
Total liabilities held for sale and equity	9,487,510	1,542,163	(8,488,252)	2,541,421

(*) Elimination between the continued operations and discontinued operations related to loan between Ultrapar International and Oxiteno.

c.2.1 The results and cash flows from discontinued operations for the year ended  December 31, 2021 are shown below:

	Oxiteno	Extrafarma	Eliminations(*)	Total
Net revenue from sales and services	7,102,771	1,986,932	(23,908)	9,065,795
Cost of products and services sold	(5,540,773)	(1,384,316)	23,908	(6,901,181)
Gross profit	1,561,998	602,616	‐	2,164,614
Operating income (expenses)
Selling, marketing and administrative	(978,221)	(685,794)	‐	(1,664,015)
Impairment	‐	(427,529)	‐	(427,529)
Other operating income (expenses), net	26,924	(1,109)	‐	25,815
Operating income (loss)	610,701	(511,816)	‐	98,885
Share of profit (loss) of subsidiaries, joint ventures and associates	48	‐	-	48
Income (loss) before financial result and income and social contribution taxes	610,749	(511,816)	-	98,933
Financial result, net	(431,441)	(45,265)	329,736	(146,970)
Income (loss) before income and social contribution taxes	179,308	(557,081)	329,736	(48,037)
Income and social contribution taxes	69,995	155,416	(112,110)	113,301
Net income (loss) for the year	249,303	(401,665)	217,626	65,264
Depreciation and amortization for the year (i)	308,564	154,850	-	463,414

(*) Elimination between the continued operations and discontinued operations related to loan between Ultrapar International and Oxiteno.

(i) Balances included for a complete breakdown of segment information.

	Oxiteno	Extrafarma	Eliminations	Total
Net cash provided by (used in) operating activities	1,016,580	(33,273)	(788)	982,519
Net cash used in investing activities	(122,363)	(35,072)	(1,298)	(158,733)
Net cash (used in) provided by financing activities	(1,054,930)	35,286	466,677	(552,967)
Effect of exchange rate changes on cash and cash equivalents in foreign currency	56,553	‐	‐	56,553
(Decrease) increase in cash and cash equivalents	(104,160)	(33,059)	464,591	327,372

c.2.2 In the Parent, the share of profit (loss) of investees Oxiteno and Extrafarma, net of transactions with related parties, were re-presented as discontinued operations in the total amount of R$ 65,264 in the statement of income for 2021, as per Notes 4.c.2.1 and 13.

c.3 The results and cash flows from discontinued operations for the year ended December 31, 2020 are shown below:

	Discontinued operations
	Oxiteno	Extrafarma	Eliminations	Total
Net revenue from sales and services	5,210,704	1,988,411	(16,069)	7,183,046
Cost of products and services sold	(4,188,711)	(1,399,125)	16,069	(5,571,767)
Gross profit	1,021,993	589,286	‐	1,611,279
Operating income (expenses)
Selling marketing and administrative	(831,056)	(662,182)	-	(1,493,238)
Other operating income, net	153,457	(5,403)	-	148,054
Operating income (loss) before finance income (expenses) and share of profit (loss) of subsidiaries, joint ventures and associates	344,394	(78,299)	‐	266,095
Share of profit (loss) of subsidiaries, joint ventures and associates	414	‐	-	414
Operating income (loss) before finance income (expenses) and income and social contribution taxes	344,808	(78,299)	-	266,509
Financial result, net	1,482	(38,938)	318,430	280,974
Profit (loss) before income and social contribution taxes	346,290	(117,237)	318,430	547,483
Income and social contribution taxes	(118,132)	(40,453)	(108,265)	(266,850)
Net income from continuing operations	-	-	-	-
Net income from discontinued operations	-	-	-	280,633
Profit (loss) for the year	228,158	(157,690)	210,165	280,633
Depreciation and amortization for the year (i)	275,063	153,899	-	428,962

(i) Balances included for complete breakdown of segment information.

	Discontinued operations
	Oxiteno	Extrafarma	Eliminations	Total
				(B)
Net cash provided by (used in) operating activities	765,090	111,396	(2,380)	874,106
Net cash used in investing activities	(159,349)	(6,484)	(321,557)	(487,390)
Net cash (used in) provided by financing activities	(1,236,490)	11,272	305,534	(919,684)
Effect of exchange rate changes on cash and cash equivalents in foreign currency	114,822	‐	‐	114,822
Increase (decrease) in cash and cash equivalents	(515,927)	116,184	(18,403)	(418,146)